Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	145,361,128.99	13,171
Yield Supplement Overcollateralization Amount 07/31/26	7,004,085.70	0
Receivables Balance 07/31/26	152,365,214.69	13,171
Principal Payments	9,250,012.44	352
Defaulted Receivables	220,815.19	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	6,325,861.24	0
Pool Balance at 08/31/26	136,568,525.82	12,804

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.35%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	3,681,929.68	219
Past Due 61-90 days	1,341,297.46	75
Past Due 91-120 days	226,042.63	16
Past Due 121+ days	0.00	0
Total	5,249,269.77	310

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.10%
Delinquency Trigger Occurred	NO

Recoveries	226,520.72
Aggregate Net Losses/(Gains) - August 2026	(5,705.53)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.04%
Prior Net Losses/(Gains) Ratio	-0.11%
Second Prior Net Losses/(Gains) Ratio	-0.23%
Third Prior Net Losses/(Gains) Ratio	-0.27%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.40%
Weighted Average Contract Rate, Yield Adjusted	10.21%
Weighted Average Remaining Term	23.33

Flow of Funds	$ Amount
Collections	10,163,358.53
Investment Earnings on Cash Accounts	19,789.73
Servicing Fee	(126,971.01)
Transfer to Collection Account	-
Available Funds	10,056,177.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	447,757.21
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders’ Third Priority Principal Distributable Amount	3,686,149.36
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	815,816.87

Total Distributions of Available Funds	10,056,177.25

Servicing Fee	126,971.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	140,254,675.18
Principal Paid	8,792,603.17
Note Balance @ 09/15/26	131,462,072.01

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-4
Note Balance @ 08/17/26	94,264,675.18
Principal Paid	8,792,603.17
Note Balance @ 09/15/26	85,472,072.01
Note Factor @ 09/15/26	85.7981048%

Class B
Note Balance @ 08/17/26	30,630,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	30,630,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	15,360,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,360,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	447,757.21
Total Principal Paid	8,792,603.17
Total Paid	9,240,360.38

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.63650%
Coupon	4.48650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	5.70000%
Interest Paid	447,757.21
Principal Paid	8,792,603.17
Total Paid to A-4 Holders	9,240,360.38

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4384232
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6093109
Total Distribution Amount	9.0477341

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	4.4946518
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	88.2614251
Total A-4 Distribution Amount	92.7560769

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	419.23
Noteholders’ Principal Distributable Amount	580.77

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	5,106,453.81
Investment Earnings	15,457.93
Investment Earnings Paid	(15,457.93)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,071,481.70	$1,376,788.01	$1,102,355.51
Number of Extensions	65	89	70
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.85%	0.64%